Eaton Vance
Connecticut Municipal Income Fund
October 31, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 96.9%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.3%
Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/34	$1,000	$ 1,055,520
		$ 1,055,520
Education — 20.1%
Connecticut Health and Educational Facilities Authority, (Avon Old Farms School):
4.00%, 7/1/41	$600	$ 526,512
5.00%, 7/1/30	175	188,426
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall):
4.00%, 7/1/33	340	340,605
4.00%, 7/1/34	375	371,798
4.00%, 7/1/35	310	304,963
Connecticut Health and Educational Facilities Authority, (Connecticut College):
4.00%, 7/1/36	255	226,741
4.00%, 7/1/37	270	237,497
5.00%, 7/1/26	270	279,995
Connecticut Health and Educational Facilities Authority, (Fairfield University), 4.00%, 7/1/42	2,500	2,140,175
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), 5.00%, 7/1/34	1,475	1,506,152
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/37	450	457,709
Connecticut Health and Educational Facilities Authority, (The Taft School):
4.00%, 7/1/28	135	138,143
4.00%, 7/1/29	100	102,433
4.00%, 7/1/30	125	127,660
4.00%, 7/1/33	430	431,165
4.00%, 7/1/34	1,095	1,085,966
4.00%, 7/1/36	560	531,726
Connecticut Health and Educational Facilities Authority, (University of Hartford), 5.375%, 7/1/52	1,000	905,590
Connecticut Health and Educational Facilities Authority, (University of New Haven):
5.00%, 7/1/34	810	766,203
5.00%, 7/1/35	850	797,300
Connecticut Health and Educational Facilities Authority, (Yale University):
0.375% to 7/12/24 (Put Date), 7/1/35	1,000	934,920
1.33%, 7/1/36(1)	650	650,000
2.00% to 7/1/26 (Put Date), 7/1/42	1,785	1,646,912
Security	Principal Amount (000's omitted)	Value
Education (continued)
University of Connecticut:
4.00%, 2/15/35	$125	$ 117,443
5.00%, 5/1/25	1,000	1,040,070
5.00%, 11/15/29	1,000	1,000,990
		$16,857,094
Escrowed/Prerefunded — 1.9%
Connecticut Higher Education Supplemental Loan Authority:
(AMT), Prerefunded to 5/15/24, 4.00%, 11/15/30	$415	$ 418,420
(AMT), Prerefunded to 11/15/25, 4.125%, 11/15/33	150	151,458
Greater New Haven Water Pollution Control Authority, CT, Prerefunded to 8/15/24, 5.00%, 8/15/32	1,000	1,030,520
		$ 1,600,398
General Obligations — 28.0%
Bridgeport, CT, 5.00%, 8/1/32	$175	$ 188,024
Colchester, CT, 4.00%, 10/15/28	440	444,726
Connecticut:
4.00%, 1/15/38	1,000	934,470
4.00%, 6/15/39	300	276,900
4.00%, 6/15/41	300	272,697
5.00%, 9/15/25	750	784,170
5.00%, 4/15/30	1,150	1,244,357
Darien, CT, 4.00%, 8/1/37	1,310	1,269,233
East Haddam, CT:
3.00%, 12/1/35	400	336,564
3.00%, 12/1/37	335	272,328
Ellington, CT:
3.00%, 9/15/33	280	241,685
3.00%, 9/15/35	210	173,128
Enfield, CT, 4.00%, 8/1/29	500	512,680
Fairfield, CT, 5.00%, 1/1/23	1,000	1,003,070
Greenwich, CT:
4.00%, 7/15/29	450	454,491
4.00%, 7/15/30	250	251,930
4.00%, 7/15/32	400	400,956
Groton, CT:
Green Bonds, 4.00%, 4/1/40	1,410	1,260,808
Green Bonds, 4.125%, 4/1/41	1,410	1,282,155
Guilford, CT, 3.00%, 8/1/34	500	426,210
North Haven, CT:
5.00%, 7/15/23	1,475	1,493,998
5.00%, 7/15/25	1,490	1,558,138
Norwalk, CT, 4.00%, 8/15/47	1,425	1,260,783

Eaton Vance
Connecticut Municipal Income Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Puerto Rico, 5.625%, 7/1/29	$750	$ 755,580
Rocky Hill, CT, 4.00%, 1/15/33	1,000	1,000,810
Thomaston, CT, 3.00%, 8/8/23	2,000	1,988,180
Waterbury, CT, 5.00%, 8/1/37	1,150	1,214,756
West Haven, CT, 4.00%, 9/15/36	500	465,650
Windsor Locks, CT:
4.125%, 7/15/41	640	598,963
4.25%, 7/15/48	1,280	1,166,784
		$23,534,224
Hospital — 8.6%
Connecticut Health and Educational Facilities Authority, (Nuvance Health), 4.00%, 7/1/41	$1,500	$ 1,212,825
Connecticut Health and Educational Facilities Authority, (Stamford Hospital):
4.00%, 7/1/46	1,120	888,866
5.00%, 7/1/31	1,000	1,040,050
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/33	2,000	2,060,940
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health):
5.00%, 7/1/31	500	509,015
5.00%, 7/1/34	1,520	1,541,006
		$ 7,252,702
Housing — 7.5%
Connecticut Housing Finance Authority:
4.00%, 11/15/38	$750	$ 681,577
(FHLMC), (FNMA), (GNMA), 3.20%, 11/15/33	745	659,005
(SPA: TD Bank, N.A.), 2.22%, 11/15/50(2)	4,000	4,000,000
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 11/15/37(3)	1,000	974,890
		$ 6,315,472
Insured - Education — 5.2%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School):
(AMBAC), 5.25%, 7/1/30	$1,950	$ 2,126,299
(AMBAC), 5.25%, 7/1/31	2,050	2,245,816
		$ 4,372,115
Insured - General Obligations — 8.3%
Bridgeport, CT, (AGM), 5.00%, 8/15/32	$1,120	$ 1,170,714
Hamden, CT, (BAM), 5.00%, 8/15/32	1,375	1,452,770
Hartford, CT:
(AGC), 5.00%, 8/15/28	500	500,665
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Hartford, CT: (continued)
(AGM), 5.00%, 4/1/31	$240	$ 240,300
New Britain, CT:
(BAM), 4.00%, 3/1/47	1,800	1,533,222
(BAM), 5.00%, 3/1/47	1,000	1,011,300
New Haven, CT, (AGM), 5.00%, 8/1/25	1,000	1,024,320
		$ 6,933,291
Insured - Hospital — 1.1%
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Obligated Group), (AGM), 4.00%, 7/1/37	$1,000	$ 908,590
		$ 908,590
Insured - Transportation — 0.8%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$670	$ 645,558
		$ 645,558
Insured - Water and Sewer — 4.2%
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	$3,420	$ 3,534,775
		$ 3,534,775
Senior Living/Life Care — 2.4%
Connecticut Health and Educational Facilities Authority, (Covenant Home, Inc.), 5.00%, 12/1/34	$1,000	$ 981,670
Connecticut Health and Educational Facilities Authority, (Jerome Home):
4.00%, 7/1/23	130	129,741
4.00%, 7/1/31	235	215,643
Connecticut Health and Educational Facilities Authority, (McLean Affiliates, Inc.):
3.25%, 1/1/27(4)	250	241,003
5.00%, 1/1/45(4)	500	448,690
		$ 2,016,747
Special Tax Revenue — 3.3%
American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	$300	$ 300,423
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/29	2,000	2,005,740
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	500	429,990
		$ 2,736,153

Eaton Vance
Connecticut Municipal Income Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Student Loan — 0.6%
Connecticut Higher Education Supplemental Loan Authority:
(AMT), 5.00%, 11/15/28	$250	$ 259,518
(AMT), 5.00%, 11/15/29	240	250,152
		$ 509,670
Transportation — 0.9%
Connecticut Airport Authority, (Ground Transportation Center), (AMT), 4.00%, 7/1/49	$1,000	$ 758,570
		$ 758,570
Water and Sewer — 2.7%
South Central Connecticut Regional Water Authority:
4.00%, 8/1/34	$450	$ 445,473
5.00%, 8/1/32	355	380,489
Stamford, CT, (Water Pollution Control System):
4.00%, 4/1/44	1,000	891,860
5.00%, 9/15/29	200	209,056
5.00%, 9/15/30	125	130,486
5.00%, 4/1/33	100	107,382
5.00%, 4/1/34	100	107,174
		$ 2,271,920
Total Tax-Exempt Municipal Obligations (identified cost $86,972,514)		$81,302,799

Taxable Municipal Obligations — 2.3%
Security	Principal Amount (000's omitted)	Value
Education — 0.6%
Connecticut Health and Educational Facilities Authority, (Avon Old Farms School):
1.30%, 7/1/23	$250	$ 243,465
1.65%, 7/1/24	300	282,963
		$ 526,428
General Obligations — 1.7%
Naugatuck, CT:
1.14%, 9/15/26	$200	$ 171,652
1.40%, 9/15/27	250	208,578
1.60%, 9/15/28	255	207,251
1.79%, 9/15/29	750	595,987
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Watertown, CT, 2.25%, 10/15/33	$290	$ 215,084
		$ 1,398,552
Total Taxable Municipal Obligations (identified cost $2,293,755)		$ 1,924,980
Total Investments — 99.2% (identified cost $89,266,269)		$83,227,779
Other Assets, Less Liabilities — 0.8%		$ 656,314
Net Assets — 100.0%		$83,884,093
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at October 31, 2022.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at October 31, 2022.
(3)	When-issued security.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2022, the aggregate value of these securities is $990,116 or 1.2% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2022, 19.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 5.3% of total investments.

Eaton Vance
Connecticut Municipal Income Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement
The Fund did not have any open derivative instruments at October 31, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$81,302,799	$ —	$81,302,799
Taxable Municipal Obligations	—	1,924,980	—	1,924,980
Total Investments	$ —	$83,227,779	$ —	$83,227,779
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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